UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity
Dynamic Strategies®
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.65%
Actual		$ 1,000.00	$ 971.60	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.90%
Actual		$ 1,000.00	$ 971.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class B	1.40%
Actual		$ 1,000.00	$ 969.10	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.40%
Actual		$ 1,000.00	$ 969.00	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 974.00	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 974.00	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2010**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 28.4%	Domestic Equity 17.8%
Emerging Markets Equity 6.5%	Emerging Markets Equity 2.6%
High Yield Fixed-Income 7.5%	High Yield Fixed-Income 6.0%
International Equity 3.4%	International Equity 5.8%
Investment Grade Fixed-Income 20.7%	Investment Grade Fixed-Income 21.0%
Other 18.1%	Other 12.1%
Short-Term 1.3%	Short-Term 3.6%
Sectors* 14.2%	Sectors* 31.1%
Net Other Assets† (0.1)%	Net Other Assets 0.0%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting dates indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed income sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

† Net Other Assets are not included in the pie chart.

Asset Allocation (% of fund's investments)**
As of June 30, 2010	As of December 31, 2009
Equities 50.7%	Equities 56.3%
Bonds 30.0%	Bonds 27.0%
Short-Term and Other 19.3%	Short-Term and Other 16.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 50.7%
	Shares	Value
Diversified Emerging Markets Funds - 4.1%
Fidelity Emerging Markets Fund (b)	64,518	$ 1,338,739
iShares MSCI Emerging Markets Index ETF	199,200	7,434,144
Market Vectors Africa Index ETF	13,600	374,272
Market Vectors Gulf States ETF	13,800	256,680
PowerShares MENA Frontier Countries Portfolio ETF	23,800	282,030
SPDR S&P Emerging Middle East & Africa ETF	10,400	602,888
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,288,753
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	445,995
Foreign Large Blend Funds - 3.1%
Fidelity Canada Fund (b)	17,486	819,063
iShares MSCI EAFE Index ETF	149,500	6,953,245
TOTAL FOREIGN LARGE BLEND FUNDS		7,772,308
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	77,768	629,921
Large Blend Funds - 12.9%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	745,123	4,463,290
Fidelity Disciplined Equity Fund (b)	363,899	7,041,449
Fidelity Mega Cap Stock Fund (b)	931,686	7,555,975
ProShares Ultra S&P 500 ETF	146,500	4,723,160
S&P Depositary Receipts Trust unit Series 1 ETF	81,400	8,402,108
TOTAL LARGE BLEND FUNDS		32,185,982
Large Growth Funds - 15.2%
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class (a)(b)	2,462,567	37,800,405
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	16,906	771,428
iShares MSCI Brazil Index ETF	16,700	1,034,732
TOTAL LATIN AMERICA STOCK FUNDS		1,806,160
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	38,657	840,798
Pacific Asia ex-Japan Stock Funds - 1.5%
Fidelity China Region Fund (b)	32,430	838,630
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iPath MSCI India Index ETN (a)	6,710	$ 429,440
iShares MSCI Australia Index ETF	40,650	771,537
SPDR S&P China ETF	23,500	1,568,860
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,608,467
Sector Funds - Energy - 2.1%
Fidelity Select Energy Service Portfolio (b)	18,857	926,452
Fidelity Select Natural Gas Portfolio (b)	38,230	980,208
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	703,760
PowerShares Global Clean Energy ETF	75,100	895,943
PowerShares WilderHill Clean Energy ETF (a)	87,300	721,098
SPDR Oil & Gas Equipment & Services ETF	41,700	1,042,500
TOTAL SECTOR FUNDS - ENERGY		5,269,961
Sector Funds - Financial - 0.9%
SPDR Financial Select Sector ETF	156,600	2,162,646
Sector Funds - Health - 0.6%
Fidelity Select Biotechnology Portfolio (a)(b)	8,430	510,463
SPDR S&P Biotech ETF	16,621	860,469
TOTAL SECTOR FUNDS - HEALTH		1,370,932
Sector Funds - Industrials - 0.7%
Market Vectors Environmental Services ETF	8,200	342,161
PowerShares Water Resources Portfolio ETF	86,900	1,308,714
TOTAL SECTOR FUNDS - INDUSTRIALS		1,650,875
Sector Funds - Natural Resources - 3.7%
Alerian MLP Index ETN	208,600	6,447,826
Market Vectors Agribusiness ETF	18,500	670,255
Market Vectors Global Alternative Energy ETF	45,900	840,429
PowerShares Global Water ETF	83,500	1,338,505
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,297,015
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF	46,600	2,377,066
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - continued
Fidelity International Real Estate Fund (b)	50,991	$ 391,608
Fidelity Real Estate Investment Portfolio (b)	27,038	574,829
TOTAL SECTOR FUNDS - REAL ESTATE		3,343,503
Sector Funds - Technology - 2.7%
iShares Dow Jones U.S. Technology Sector Index ETF	131,100	6,764,760
Sector Funds - Utilities - 0.4%
iShares S&P Global Utilities Sector Index ETF	8,300	330,423
SPDR FTSE Macquarie Global Infrastructure 100 ETF	15,000	541,200
TOTAL SECTOR FUNDS - UTILITIES		871,623
TOTAL EQUITY FUNDS (Cost $135,870,195)		126,110,104
Fixed-Income Funds - 30.0%

Bank Loan Funds - 1.8%
Fidelity Floating Rate High Income Fund (b)	479,183	4,499,531
Conservative Allocation Funds - 3.7%
Fidelity Strategic Real Return Fund (b)	1,057,944	9,056,005
Emerging Market Bond Funds - 2.8%
Fidelity New Markets Income Fund (b)	461,982	7,045,223
High Yield Bond Funds - 2.9%
Fidelity High Income Fund (b)	842,615	7,103,248
Inflation-Protected Bond Funds - 2.5%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,219,600
Intermediate-Term Bond Funds - 13.9%
Fidelity Investment Grade Bond Fund (b)	4,721,403	34,607,885
Sector Funds - Real Estate - 1.8%
Fidelity Real Estate Income Fund (b)	465,578	4,502,143
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,457,547
TOTAL FIXED-INCOME FUNDS (Cost $71,868,078)		74,491,182
Other - 18.1%
	Shares	Value
Alternative Strategies - 1.1%
Horizons BetaPro COMEX Gold ETF (a)(b)	60,000	$ 725,941
Horizons BetaPro COMEX Silver ETF (a)(b)	60,000	716,923
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	162,022
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	183,516
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)(b)	60,000	542,201
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)(b)	60,000	365,788
TOTAL ALTERNATIVE STRATEGIES		2,696,391
Commodity Funds - Broad Basket - 2.4%
Fidelity Commodity Strategy Fund (b)	589,331	5,415,950
Fidelity Global Commodity Stock Fund (b)	36,783	451,700
TOTAL COMMODITY FUNDS - BROAD BASKET		5,867,650
Commodity Funds - Energy - 2.6%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	365,952
United States 12 Month Oil Fund LP ETF (a)	9,999	365,963
United States Natural Gas Fund LP ETF (a)	144,600	1,120,650
United States Oil Fund LP ETF (a)	139,200	4,727,232
TOTAL COMMODITY FUNDS - ENERGY		6,579,797
Commodity Funds - Precious Metals - 7.6%
ProShares Ultra Gold ETF (a)	106,100	5,923,563
Sprott Physical Gold Trust ETF	1,100,000	12,914,000
TOTAL COMMODITY FUNDS - PRECIOUS METALS		18,837,563
Currency Funds - 3.4%
CurrencyShares Australian Dollar Trust ETF	7,418	626,524
CurrencyShares Canadian Dollar Trust ETF (a)	6,598	616,517
CurrencyShares Euro Trust ETF	16,000	1,949,920
PowerShares DB US Dollar Index Bearish ETF (a)	95,000	2,359,800
WisdomTree Dreyfus Brazilian Real ETF	41,300	1,094,450
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	623,250
WisdomTree Dreyfus Emerging Currency ETF	29,600	629,296
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	561,120
TOTAL CURRENCY FUNDS		8,460,877
Other - continued
	Shares	Value
Precious Metals Equity Funds - 1.0%
Fidelity Select Gold Portfolio (b)	32,298	$ 1,524,138
Market Vectors Gold Miners ETF	19,924	1,035,251
TOTAL PRECIOUS METALS EQUITY FUNDS		2,559,389
TOTAL OTHER (Cost $46,088,249)		45,001,667
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $3,238,000)	$ 3,238,002	3,238,000
Short-Term Funds - 0.0%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (Cost $1,450) (b)	1,450	1,450
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $257,065,972)		248,842,403
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(271,138)
NET ASSETS - 100%		$ 248,571,265
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Notes
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,238,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 464,157
Bank of America, NA	686,731
Barclays Capital, Inc.	959,966
Credit Agricole Securities (USA) Inc.	686,731
Mizuho Securities USA, Inc.	228,910
RBC Capital Markets Corp.	211,505
$ 3,238,000
Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 991,868	$ 253,468	$ -	$ 4,463,290
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class	-	40,466,222	28,321	-	37,800,405
Fidelity Canada Fund	736,531	158,141	41,837	-	819,063
Fidelity China Region Fund	799,248	143,764	38,034	-	838,630
Fidelity Commodity Strategy Fund	5,156,250	828,782	-	-	5,415,950
Fidelity Disciplined Equity Fund	6,629,841	1,437,649	380,342	-	7,041,449
Fidelity Emerging Markets Fund	1,287,831	239,608	63,390	-	1,338,739
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Floating Rate High Income Fund	$ 3,158,857	$ 1,597,836	$ 235,831	$ 66,612	$ 4,499,531
Fidelity Global Commodity Stock Fund	456,015	119,804	31,695	-	451,700
Fidelity High Income Fund	5,714,467	1,789,957	353,747	241,272	7,103,248
Fidelity Inflation Protected Bond Fund	11,671,673	37,995	11,815,783	42,434	-
Fidelity International Real Estate Fund	331,788	120,243	6,302	-	391,608
Fidelity International Small Cap Opportunities Fund	582,440	119,804	31,695	-	629,921
Fidelity Investment Grade Bond Fund	27,892,950	7,069,669	1,647,545	540,681	34,607,885
Fidelity Latin America Fund	771,834	143,765	38,034	-	771,428
Fidelity Leveraged Company Stock Fund	771,641	167,726	44,373	-	840,798
Fidelity Mega Cap Stock Fund	7,190,617	1,437,649	380,342	-	7,555,975
Fidelity New Markets Income Fund	4,477,818	2,500,945	-	176,251	7,045,223
Fidelity Real Estate Income Fund	1,412,597	2,983,368	-	78,985	4,502,143
Fidelity Real Estate Investment Portfolio	445,982	124,409	18,993	4,391	574,829
Fidelity Select Biotechnology Portfolio	471,435	119,804	31,696	-	510,463
Fidelity Select Consumer Discretionary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 4,076,982	$ 378,208	$ 4,357,630	$ 5,873	$ -
Fidelity Select Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Select Energy Service Portfolio	933,116	239,608	63,390	-	926,452
Fidelity Select Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Select Gold Portfolio	1,196,451	252,079	63,390	-	1,524,138
Fidelity Select Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity Select Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Fidelity Select Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Select Natural Gas Portfolio	1,036,797	241,668	63,391	-	980,208
Fidelity Select Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Select Telecommunications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Fidelity Select Utilities Portfolio	1,550,588	113,604	1,600,137	6,927	-
Fidelity Strategic Real Return Fund	6,884,793	2,402,612	252,949	-	9,056,005
Total	$ 130,348,697	$ 69,008,189	$ 55,107,704	$ 1,177,794	$ 139,689,081
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ -	$ -	$ 725,941
Horizons BetaPro COMEX Silver ETF	677,295	-	-	-	716,923
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	-	-	542,201
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	-	-	365,788
Total	$ 2,437,348	$ -	$ -	$ -	$ 2,350,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,578,264 of which $908,178 and $4,670,086 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,238,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $107,164,241)	$ 103,563,019
Affiliated Underlying Funds (cost $146,663,731)	142,041,384
Unaffiliated Issuers (cost $3,238,000)	3,238,000
Total Investments (cost $257,065,972)		$ 248,842,403
Cash		695
Receivable for investments sold		30,207
Receivable for fund shares sold		373,259
Dividends receivable		56,522
Dividend receivable from affiliated Underlying Funds		178,069
Other receivables		2,393
Total assets		249,483,548

Liabilities
Payable for investments purchased	$ 202,073
Payable for fund shares redeemed	580,840
Accrued management fee	84,759
Distribution fees payable	44,611
Total liabilities		912,283

Net Assets		$ 248,571,265
Net Assets consist of:
Paid in capital		$ 261,714,966
Undistributed net investment income		987,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,907,951)
Net unrealized appreciation (depreciation) on investments		(8,223,569)
Net Assets		$ 248,571,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,483,760 ÷ 4,819,235 shares)	$ 8.19

Maximum offering price per share (100/94.25 of $8.19)	$ 8.69
Class T: Net Asset Value and redemption price per share ($21,177,236 ÷ 2,592,099 shares)	$ 8.17

Maximum offering price per share (100/96.50 of $8.17)	$ 8.47
Class B: Net Asset Value and offering price per share ($4,855,965 ÷ 595,987 shares)A	$ 8.15

Class C: Net Asset Value and offering price per share ($27,528,406 ÷ 3,397,842 shares)A	$ 8.10

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($146,445,473 ÷ 17,815,713 shares)	$ 8.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,080,425 ÷ 1,104,553 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 687,500
Affiliated		1,177,794
Interest		3,040
Total income		1,868,334

Expenses
Management fee	$ 621,857
Distribution fees	249,431
Independent trustees' compensation	411
Miscellaneous	409
Total expenses before reductions	872,108
Expense reductions	(130,689)	741,419
Net investment income (loss)		1,126,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund Shares:
Unaffiliated	1,757,139
Affiliated	153,797
Foreign currency transactions	50,039
Realized gain distributions from affiliated underlying funds	15,564
Total net realized gain (loss)		1,976,539
Change in net unrealized appreciation (depreciation) on investment securities		(11,183,989)
Net gain (loss)		(9,207,450)
Net increase (decrease) in net assets resulting from operations		$ (8,080,535)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,126,915	$ 2,249,723
Net realized gain (loss)	1,976,539	(3,497,134)
Change in net unrealized appreciation (depreciation)	(11,183,989)	37,513,926
Net increase (decrease) in net assets resulting from operations	(8,080,535)	36,266,515
Distributions to shareholders from net investment income	(139,341)	(2,224,864)
Distributions to shareholders from net realized gain	(418,023)	(1,256,716)
Total distributions	(557,364)	(3,481,580)
Share transactions - net increase (decrease)	35,614,400	95,186,754
Total increase (decrease) in net assets	26,976,501	127,971,689

Net Assets
Beginning of period	221,594,764	93,623,075
End of period (including undistributed net investment income of $987,819 and undistributed net investment income of $245, respectively)	$ 248,571,265	$ 221,594,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.15	.06
Net realized and unrealized gain (loss)	(.28)	1.80	(2.88)	(.34)
Total from investment operations	(.24)	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 8.19	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	(2.84)%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.65% A
Net investment income (loss)	.86% A	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,484	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.138 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12	.06
Net realized and unrealized gain (loss)	(.27)	1.78	(2.86)	(.35)
Total from investment operations	(.24)	1.87	(2.74)	(.29)
Distributions from net investment income	(.01)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) K	(.12) J	(.17)	(.12)
Net asset value, end of period	$ 8.17	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	(2.85)%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90% A
Expenses net of all reductions	.89% A	.90%	.90%	.90% A
Net investment income (loss)	.61% A	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,177	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.120 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.06	.09	.05
Net realized and unrealized gain (loss)	(.26)	1.78	(2.87)	(.35)
Total from investment operations	(.26)	1.84	(2.78)	(.30)
Distributions from net investment income	(.01)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) L	(.10) K	(.12)	(.11)
Net asset value, end of period	$ 8.15	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	(3.09)%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40% A
Net investment income (loss)	.11% A	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,856	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.095 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

L Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.06	.08	.05
Net realized and unrealized gain (loss)	(.26)	1.76	(2.86)	(.35)
Total from investment operations	(.26)	1.82	(2.78)	(.30)
Distributions from net investment income	(.01)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) L	(.10) K	(.15)	(.11)
Net asset value, end of period	$ 8.10	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	(3.10)%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40% A
Net investment income (loss)	.11% A	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,528	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.103 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

L Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.17	.06
Net realized and unrealized gain (loss)	(.27)	1.79	(2.88)	(.34)
Total from investment operations	(.22)	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) J	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 8.22	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(2.60)%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40% A
Net investment income (loss)	1.11% A	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,445	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate E	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.149 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.17	.07
Net realized and unrealized gain (loss)	(.27)	1.79	(2.88)	(.35)
Total from investment operations	(.22)	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) J	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 8.22	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(2.60)%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.40% A
Net investment income (loss)	1.11% A	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,080	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate E	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.149 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,398,397
Gross unrealized depreciation	(20,615,712)
Net unrealized appreciation (depreciation)	$ (9,217,315)

Tax cost	$ 258,059,718

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $132,933,689 and $97,128,727, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2011.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 48,282	$ 1,899
Class T	.25%	.25%	52,036	394
Class B	.75%	.25%	22,339	16,785
Class C	.75%	.25%	126,774	67,511
			$ 249,431	$ 86,589

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,958
Class T	6,815
Class B*	3,536
Class C*	4,880
$ 36,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $842 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $409 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2011. During the period, this management fee waiver reduced the Fund's management fee by $125,347.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,328 for the period. In addition, through arrangement with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custodian fee by $14.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 20,861	$ 318,849
Class T	11,721	151,774
Class B	2,302	16,030
Class C	13,690	123,507
Dynamic Strategies	86,471	1,532,132
Institutional Class	4,296	82,572
Total	$ 139,341	$ 2,224,864

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Class A	$ 62,582	$ 171,948
Class T	35,164	110,455
Class B	6,905	18,694
Class C	41,071	116,712
Dynamic Strategies	259,414	796,652
Institutional Class	12,887	42,255
Total	$ 418,023	$ 1,256,716

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	1,945,379	3,223,050	$ 16,680,381	$ 24,881,155
Reinvestment of distributions	8,349	46,864	68,459	395,011
Shares redeemed	(988,975)	(430,502)	(8,206,740)	(3,085,024)
Net increase (decrease)	964,753	2,839,412	$ 8,542,100	$ 22,191,142
Class T
Shares sold	487,873	2,102,892	$ 4,151,330	$ 14,845,291
Reinvestment of distributions	4,996	27,168	40,916	226,926
Shares redeemed	(146,866)	(586,056)	(1,244,784)	(4,289,738)
Net increase (decrease)	346,003	1,544,004	$ 2,947,462	$ 10,782,479
Class B
Shares sold	253,654	344,852	$ 2,162,988	$ 2,619,955
Reinvestment of distributions	1,102	4,099	9,010	34,082
Shares redeemed	(45,452)	(180,878)	(383,614)	(1,342,614)
Net increase (decrease)	209,304	168,073	$ 1,788,384	$ 1,311,423
Class C
Shares sold	1,086,042	1,966,054	$ 9,212,608	$ 14,977,601
Reinvestment of distributions	6,535	27,897	53,129	232,261
Shares redeemed	(207,146)	(437,347)	(1,758,318)	(3,062,241)
Net increase (decrease)	885,431	1,556,604	$ 7,507,419	$ 12,147,621

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Dynamic Strategies
Shares sold	5,081,457	11,410,299	$ 43,610,721	$ 86,754,373
Reinvestment of distributions	39,355	257,830	323,496	2,164,709
Shares redeemed	(3,648,241)	(5,888,745)	(31,047,054)	(43,230,307)
Net increase (decrease)	1,472,571	5,779,384	$ 12,887,163	$ 45,688,775
Institutional Class
Shares sold	407,179	625,394	$ 3,517,237	$ 4,979,050
Reinvestment of distributions	1,566	11,500	12,872	96,666
Shares redeemed	(184,790)	(301,514)	(1,588,237)	(2,010,402)
Net increase (decrease)	223,955	335,380	$ 1,941,872	$ 3,065,314

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 18% of the total outstanding shares of Fidelity Advisor 130/30 Large Cap Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

DYS-USAN-0810
1.852675.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Class A, Class T, Class B and Class C

Semiannual Report

June 30, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity Dynamic
Strategies® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.65%
Actual		$ 1,000.00	$ 971.60	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.90%
Actual		$ 1,000.00	$ 971.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class B	1.40%
Actual		$ 1,000.00	$ 969.10	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.40%
Actual		$ 1,000.00	$ 969.00	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 974.00	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 974.00	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2010**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 28.4%	Domestic Equity 17.8%
Emerging Markets Equity 6.5%	Emerging Markets Equity 2.6%
High Yield Fixed-Income 7.5%	High Yield Fixed-Income 6.0%
International Equity 3.4%	International Equity 5.8%
Investment Grade Fixed-Income 20.7%	Investment Grade Fixed-Income 21.0%
Other 18.1%	Other 12.1%
Short-Term 1.3%	Short-Term 3.6%
Sectors* 14.2%	Sectors* 31.1%
Net Other Assets† (0.1)%	Net Other Assets 0.0%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting dates indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed income sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

† Net Other Assets are not included in the pie chart.

Asset Allocation (% of fund's investments)**
As of June 30, 2010	As of December 31, 2009
Equities 50.7%	Equities 56.3%
Bonds 30.0%	Bonds 27.0%
Short-Term and Other 19.3%	Short-Term and Other 16.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 50.7%
	Shares	Value
Diversified Emerging Markets Funds - 4.1%
Fidelity Emerging Markets Fund (b)	64,518	$ 1,338,739
iShares MSCI Emerging Markets Index ETF	199,200	7,434,144
Market Vectors Africa Index ETF	13,600	374,272
Market Vectors Gulf States ETF	13,800	256,680
PowerShares MENA Frontier Countries Portfolio ETF	23,800	282,030
SPDR S&P Emerging Middle East & Africa ETF	10,400	602,888
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,288,753
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	445,995
Foreign Large Blend Funds - 3.1%
Fidelity Canada Fund (b)	17,486	819,063
iShares MSCI EAFE Index ETF	149,500	6,953,245
TOTAL FOREIGN LARGE BLEND FUNDS		7,772,308
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	77,768	629,921
Large Blend Funds - 12.9%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	745,123	4,463,290
Fidelity Disciplined Equity Fund (b)	363,899	7,041,449
Fidelity Mega Cap Stock Fund (b)	931,686	7,555,975
ProShares Ultra S&P 500 ETF	146,500	4,723,160
S&P Depositary Receipts Trust unit Series 1 ETF	81,400	8,402,108
TOTAL LARGE BLEND FUNDS		32,185,982
Large Growth Funds - 15.2%
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class (a)(b)	2,462,567	37,800,405
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	16,906	771,428
iShares MSCI Brazil Index ETF	16,700	1,034,732
TOTAL LATIN AMERICA STOCK FUNDS		1,806,160
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	38,657	840,798
Pacific Asia ex-Japan Stock Funds - 1.5%
Fidelity China Region Fund (b)	32,430	838,630
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iPath MSCI India Index ETN (a)	6,710	$ 429,440
iShares MSCI Australia Index ETF	40,650	771,537
SPDR S&P China ETF	23,500	1,568,860
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,608,467
Sector Funds - Energy - 2.1%
Fidelity Select Energy Service Portfolio (b)	18,857	926,452
Fidelity Select Natural Gas Portfolio (b)	38,230	980,208
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	703,760
PowerShares Global Clean Energy ETF	75,100	895,943
PowerShares WilderHill Clean Energy ETF (a)	87,300	721,098
SPDR Oil & Gas Equipment & Services ETF	41,700	1,042,500
TOTAL SECTOR FUNDS - ENERGY		5,269,961
Sector Funds - Financial - 0.9%
SPDR Financial Select Sector ETF	156,600	2,162,646
Sector Funds - Health - 0.6%
Fidelity Select Biotechnology Portfolio (a)(b)	8,430	510,463
SPDR S&P Biotech ETF	16,621	860,469
TOTAL SECTOR FUNDS - HEALTH		1,370,932
Sector Funds - Industrials - 0.7%
Market Vectors Environmental Services ETF	8,200	342,161
PowerShares Water Resources Portfolio ETF	86,900	1,308,714
TOTAL SECTOR FUNDS - INDUSTRIALS		1,650,875
Sector Funds - Natural Resources - 3.7%
Alerian MLP Index ETN	208,600	6,447,826
Market Vectors Agribusiness ETF	18,500	670,255
Market Vectors Global Alternative Energy ETF	45,900	840,429
PowerShares Global Water ETF	83,500	1,338,505
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,297,015
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF	46,600	2,377,066
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - continued
Fidelity International Real Estate Fund (b)	50,991	$ 391,608
Fidelity Real Estate Investment Portfolio (b)	27,038	574,829
TOTAL SECTOR FUNDS - REAL ESTATE		3,343,503
Sector Funds - Technology - 2.7%
iShares Dow Jones U.S. Technology Sector Index ETF	131,100	6,764,760
Sector Funds - Utilities - 0.4%
iShares S&P Global Utilities Sector Index ETF	8,300	330,423
SPDR FTSE Macquarie Global Infrastructure 100 ETF	15,000	541,200
TOTAL SECTOR FUNDS - UTILITIES		871,623
TOTAL EQUITY FUNDS (Cost $135,870,195)		126,110,104
Fixed-Income Funds - 30.0%

Bank Loan Funds - 1.8%
Fidelity Floating Rate High Income Fund (b)	479,183	4,499,531
Conservative Allocation Funds - 3.7%
Fidelity Strategic Real Return Fund (b)	1,057,944	9,056,005
Emerging Market Bond Funds - 2.8%
Fidelity New Markets Income Fund (b)	461,982	7,045,223
High Yield Bond Funds - 2.9%
Fidelity High Income Fund (b)	842,615	7,103,248
Inflation-Protected Bond Funds - 2.5%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,219,600
Intermediate-Term Bond Funds - 13.9%
Fidelity Investment Grade Bond Fund (b)	4,721,403	34,607,885
Sector Funds - Real Estate - 1.8%
Fidelity Real Estate Income Fund (b)	465,578	4,502,143
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,457,547
TOTAL FIXED-INCOME FUNDS (Cost $71,868,078)		74,491,182
Other - 18.1%
	Shares	Value
Alternative Strategies - 1.1%
Horizons BetaPro COMEX Gold ETF (a)(b)	60,000	$ 725,941
Horizons BetaPro COMEX Silver ETF (a)(b)	60,000	716,923
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	162,022
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	183,516
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)(b)	60,000	542,201
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)(b)	60,000	365,788
TOTAL ALTERNATIVE STRATEGIES		2,696,391
Commodity Funds - Broad Basket - 2.4%
Fidelity Commodity Strategy Fund (b)	589,331	5,415,950
Fidelity Global Commodity Stock Fund (b)	36,783	451,700
TOTAL COMMODITY FUNDS - BROAD BASKET		5,867,650
Commodity Funds - Energy - 2.6%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	365,952
United States 12 Month Oil Fund LP ETF (a)	9,999	365,963
United States Natural Gas Fund LP ETF (a)	144,600	1,120,650
United States Oil Fund LP ETF (a)	139,200	4,727,232
TOTAL COMMODITY FUNDS - ENERGY		6,579,797
Commodity Funds - Precious Metals - 7.6%
ProShares Ultra Gold ETF (a)	106,100	5,923,563
Sprott Physical Gold Trust ETF	1,100,000	12,914,000
TOTAL COMMODITY FUNDS - PRECIOUS METALS		18,837,563
Currency Funds - 3.4%
CurrencyShares Australian Dollar Trust ETF	7,418	626,524
CurrencyShares Canadian Dollar Trust ETF (a)	6,598	616,517
CurrencyShares Euro Trust ETF	16,000	1,949,920
PowerShares DB US Dollar Index Bearish ETF (a)	95,000	2,359,800
WisdomTree Dreyfus Brazilian Real ETF	41,300	1,094,450
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	623,250
WisdomTree Dreyfus Emerging Currency ETF	29,600	629,296
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	561,120
TOTAL CURRENCY FUNDS		8,460,877
Other - continued
	Shares	Value
Precious Metals Equity Funds - 1.0%
Fidelity Select Gold Portfolio (b)	32,298	$ 1,524,138
Market Vectors Gold Miners ETF	19,924	1,035,251
TOTAL PRECIOUS METALS EQUITY FUNDS		2,559,389
TOTAL OTHER (Cost $46,088,249)		45,001,667
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $3,238,000)	$ 3,238,002	3,238,000
Short-Term Funds - 0.0%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (Cost $1,450) (b)	1,450	1,450
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $257,065,972)		248,842,403
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(271,138)
NET ASSETS - 100%		$ 248,571,265
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Notes
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,238,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 464,157
Bank of America, NA	686,731
Barclays Capital, Inc.	959,966
Credit Agricole Securities (USA) Inc.	686,731
Mizuho Securities USA, Inc.	228,910
RBC Capital Markets Corp.	211,505
$ 3,238,000
Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 991,868	$ 253,468	$ -	$ 4,463,290
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class	-	40,466,222	28,321	-	37,800,405
Fidelity Canada Fund	736,531	158,141	41,837	-	819,063
Fidelity China Region Fund	799,248	143,764	38,034	-	838,630
Fidelity Commodity Strategy Fund	5,156,250	828,782	-	-	5,415,950
Fidelity Disciplined Equity Fund	6,629,841	1,437,649	380,342	-	7,041,449
Fidelity Emerging Markets Fund	1,287,831	239,608	63,390	-	1,338,739
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Floating Rate High Income Fund	$ 3,158,857	$ 1,597,836	$ 235,831	$ 66,612	$ 4,499,531
Fidelity Global Commodity Stock Fund	456,015	119,804	31,695	-	451,700
Fidelity High Income Fund	5,714,467	1,789,957	353,747	241,272	7,103,248
Fidelity Inflation Protected Bond Fund	11,671,673	37,995	11,815,783	42,434	-
Fidelity International Real Estate Fund	331,788	120,243	6,302	-	391,608
Fidelity International Small Cap Opportunities Fund	582,440	119,804	31,695	-	629,921
Fidelity Investment Grade Bond Fund	27,892,950	7,069,669	1,647,545	540,681	34,607,885
Fidelity Latin America Fund	771,834	143,765	38,034	-	771,428
Fidelity Leveraged Company Stock Fund	771,641	167,726	44,373	-	840,798
Fidelity Mega Cap Stock Fund	7,190,617	1,437,649	380,342	-	7,555,975
Fidelity New Markets Income Fund	4,477,818	2,500,945	-	176,251	7,045,223
Fidelity Real Estate Income Fund	1,412,597	2,983,368	-	78,985	4,502,143
Fidelity Real Estate Investment Portfolio	445,982	124,409	18,993	4,391	574,829
Fidelity Select Biotechnology Portfolio	471,435	119,804	31,696	-	510,463
Fidelity Select Consumer Discretionary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 4,076,982	$ 378,208	$ 4,357,630	$ 5,873	$ -
Fidelity Select Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Select Energy Service Portfolio	933,116	239,608	63,390	-	926,452
Fidelity Select Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Select Gold Portfolio	1,196,451	252,079	63,390	-	1,524,138
Fidelity Select Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity Select Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Fidelity Select Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Select Natural Gas Portfolio	1,036,797	241,668	63,391	-	980,208
Fidelity Select Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Select Telecommunications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Fidelity Select Utilities Portfolio	1,550,588	113,604	1,600,137	6,927	-
Fidelity Strategic Real Return Fund	6,884,793	2,402,612	252,949	-	9,056,005
Total	$ 130,348,697	$ 69,008,189	$ 55,107,704	$ 1,177,794	$ 139,689,081
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ -	$ -	$ 725,941
Horizons BetaPro COMEX Silver ETF	677,295	-	-	-	716,923
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	-	-	542,201
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	-	-	365,788
Total	$ 2,437,348	$ -	$ -	$ -	$ 2,350,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,578,264 of which $908,178 and $4,670,086 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,238,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $107,164,241)	$ 103,563,019
Affiliated Underlying Funds (cost $146,663,731)	142,041,384
Unaffiliated Issuers (cost $3,238,000)	3,238,000
Total Investments (cost $257,065,972)		$ 248,842,403
Cash		695
Receivable for investments sold		30,207
Receivable for fund shares sold		373,259
Dividends receivable		56,522
Dividend receivable from affiliated Underlying Funds		178,069
Other receivables		2,393
Total assets		249,483,548

Liabilities
Payable for investments purchased	$ 202,073
Payable for fund shares redeemed	580,840
Accrued management fee	84,759
Distribution fees payable	44,611
Total liabilities		912,283

Net Assets		$ 248,571,265
Net Assets consist of:
Paid in capital		$ 261,714,966
Undistributed net investment income		987,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,907,951)
Net unrealized appreciation (depreciation) on investments		(8,223,569)
Net Assets		$ 248,571,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,483,760 ÷ 4,819,235 shares)	$ 8.19

Maximum offering price per share (100/94.25 of $8.19)	$ 8.69
Class T: Net Asset Value and redemption price per share ($21,177,236 ÷ 2,592,099 shares)	$ 8.17

Maximum offering price per share (100/96.50 of $8.17)	$ 8.47
Class B: Net Asset Value and offering price per share ($4,855,965 ÷ 595,987 shares)A	$ 8.15

Class C: Net Asset Value and offering price per share ($27,528,406 ÷ 3,397,842 shares)A	$ 8.10

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($146,445,473 ÷ 17,815,713 shares)	$ 8.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,080,425 ÷ 1,104,553 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 687,500
Affiliated		1,177,794
Interest		3,040
Total income		1,868,334

Expenses
Management fee	$ 621,857
Distribution fees	249,431
Independent trustees' compensation	411
Miscellaneous	409
Total expenses before reductions	872,108
Expense reductions	(130,689)	741,419
Net investment income (loss)		1,126,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund Shares:
Unaffiliated	1,757,139
Affiliated	153,797
Foreign currency transactions	50,039
Realized gain distributions from affiliated underlying funds	15,564
Total net realized gain (loss)		1,976,539
Change in net unrealized appreciation (depreciation) on investment securities		(11,183,989)
Net gain (loss)		(9,207,450)
Net increase (decrease) in net assets resulting from operations		$ (8,080,535)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,126,915	$ 2,249,723
Net realized gain (loss)	1,976,539	(3,497,134)
Change in net unrealized appreciation (depreciation)	(11,183,989)	37,513,926
Net increase (decrease) in net assets resulting from operations	(8,080,535)	36,266,515
Distributions to shareholders from net investment income	(139,341)	(2,224,864)
Distributions to shareholders from net realized gain	(418,023)	(1,256,716)
Total distributions	(557,364)	(3,481,580)
Share transactions - net increase (decrease)	35,614,400	95,186,754
Total increase (decrease) in net assets	26,976,501	127,971,689

Net Assets
Beginning of period	221,594,764	93,623,075
End of period (including undistributed net investment income of $987,819 and undistributed net investment income of $245, respectively)	$ 248,571,265	$ 221,594,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.15	.06
Net realized and unrealized gain (loss)	(.28)	1.80	(2.88)	(.34)
Total from investment operations	(.24)	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 8.19	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	(2.84)%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.65% A
Net investment income (loss)	.86% A	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,484	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.138 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12	.06
Net realized and unrealized gain (loss)	(.27)	1.78	(2.86)	(.35)
Total from investment operations	(.24)	1.87	(2.74)	(.29)
Distributions from net investment income	(.01)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) K	(.12) J	(.17)	(.12)
Net asset value, end of period	$ 8.17	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	(2.85)%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90% A
Expenses net of all reductions	.89% A	.90%	.90%	.90% A
Net investment income (loss)	.61% A	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,177	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.120 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.06	.09	.05
Net realized and unrealized gain (loss)	(.26)	1.78	(2.87)	(.35)
Total from investment operations	(.26)	1.84	(2.78)	(.30)
Distributions from net investment income	(.01)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) L	(.10) K	(.12)	(.11)
Net asset value, end of period	$ 8.15	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	(3.09)%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40% A
Net investment income (loss)	.11% A	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,856	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.095 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

L Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.06	.08	.05
Net realized and unrealized gain (loss)	(.26)	1.76	(2.86)	(.35)
Total from investment operations	(.26)	1.82	(2.78)	(.30)
Distributions from net investment income	(.01)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) L	(.10) K	(.15)	(.11)
Net asset value, end of period	$ 8.10	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	(3.10)%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40% A
Net investment income (loss)	.11% A	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,528	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.103 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

L Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.17	.06
Net realized and unrealized gain (loss)	(.27)	1.79	(2.88)	(.34)
Total from investment operations	(.22)	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) J	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 8.22	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(2.60)%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40% A
Net investment income (loss)	1.11% A	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,445	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate E	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.149 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.17	.07
Net realized and unrealized gain (loss)	(.27)	1.79	(2.88)	(.35)
Total from investment operations	(.22)	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) J	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 8.22	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(2.60)%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.40% A
Net investment income (loss)	1.11% A	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,080	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate E	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.149 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,398,397
Gross unrealized depreciation	(20,615,712)
Net unrealized appreciation (depreciation)	$ (9,217,315)

Tax cost	$ 258,059,718

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $132,933,689 and $97,128,727, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2011.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 48,282	$ 1,899
Class T	.25%	.25%	52,036	394
Class B	.75%	.25%	22,339	16,785
Class C	.75%	.25%	126,774	67,511
			$ 249,431	$ 86,589

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,958
Class T	6,815
Class B*	3,536
Class C*	4,880
$ 36,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $842 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $409 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2011. During the period, this management fee waiver reduced the Fund's management fee by $125,347.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,328 for the period. In addition, through arrangement with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custodian fee by $14.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 20,861	$ 318,849
Class T	11,721	151,774
Class B	2,302	16,030
Class C	13,690	123,507
Dynamic Strategies	86,471	1,532,132
Institutional Class	4,296	82,572
Total	$ 139,341	$ 2,224,864

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Class A	$ 62,582	$ 171,948
Class T	35,164	110,455
Class B	6,905	18,694
Class C	41,071	116,712
Dynamic Strategies	259,414	796,652
Institutional Class	12,887	42,255
Total	$ 418,023	$ 1,256,716

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	1,945,379	3,223,050	$ 16,680,381	$ 24,881,155
Reinvestment of distributions	8,349	46,864	68,459	395,011
Shares redeemed	(988,975)	(430,502)	(8,206,740)	(3,085,024)
Net increase (decrease)	964,753	2,839,412	$ 8,542,100	$ 22,191,142
Class T
Shares sold	487,873	2,102,892	$ 4,151,330	$ 14,845,291
Reinvestment of distributions	4,996	27,168	40,916	226,926
Shares redeemed	(146,866)	(586,056)	(1,244,784)	(4,289,738)
Net increase (decrease)	346,003	1,544,004	$ 2,947,462	$ 10,782,479
Class B
Shares sold	253,654	344,852	$ 2,162,988	$ 2,619,955
Reinvestment of distributions	1,102	4,099	9,010	34,082
Shares redeemed	(45,452)	(180,878)	(383,614)	(1,342,614)
Net increase (decrease)	209,304	168,073	$ 1,788,384	$ 1,311,423
Class C
Shares sold	1,086,042	1,966,054	$ 9,212,608	$ 14,977,601
Reinvestment of distributions	6,535	27,897	53,129	232,261
Shares redeemed	(207,146)	(437,347)	(1,758,318)	(3,062,241)
Net increase (decrease)	885,431	1,556,604	$ 7,507,419	$ 12,147,621

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Dynamic Strategies
Shares sold	5,081,457	11,410,299	$ 43,610,721	$ 86,754,373
Reinvestment of distributions	39,355	257,830	323,496	2,164,709
Shares redeemed	(3,648,241)	(5,888,745)	(31,047,054)	(43,230,307)
Net increase (decrease)	1,472,571	5,779,384	$ 12,887,163	$ 45,688,775
Institutional Class
Shares sold	407,179	625,394	$ 3,517,237	$ 4,979,050
Reinvestment of distributions	1,566	11,500	12,872	96,666
Shares redeemed	(184,790)	(301,514)	(1,588,237)	(2,010,402)
Net increase (decrease)	223,955	335,380	$ 1,941,872	$ 3,065,314

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 18% of the total outstanding shares of Fidelity Advisor 130/30 Large Cap Fund.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-USAN-0810
1.852692.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Institutional Class

Semiannual Report

June 30, 2010

Institutional Class is a class
of Fidelity Dynamic
Strategies® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	.65%
Actual		$ 1,000.00	$ 971.60	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.90%
Actual		$ 1,000.00	$ 971.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class B	1.40%
Actual		$ 1,000.00	$ 969.10	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.40%
Actual		$ 1,000.00	$ 969.00	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 974.00	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 974.00	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2010**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 28.4%	Domestic Equity 17.8%
Emerging Markets Equity 6.5%	Emerging Markets Equity 2.6%
High Yield Fixed-Income 7.5%	High Yield Fixed-Income 6.0%
International Equity 3.4%	International Equity 5.8%
Investment Grade Fixed-Income 20.7%	Investment Grade Fixed-Income 21.0%
Other 18.1%	Other 12.1%
Short-Term 1.3%	Short-Term 3.6%
Sectors* 14.2%	Sectors* 31.1%
Net Other Assets† (0.1)%	Net Other Assets 0.0%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting dates indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed income sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

† Net Other Assets are not included in the pie chart.

Asset Allocation (% of fund's investments)**
As of June 30, 2010	As of December 31, 2009
Equities 50.7%	Equities 56.3%
Bonds 30.0%	Bonds 27.0%
Short-Term and Other 19.3%	Short-Term and Other 16.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 50.7%
	Shares	Value
Diversified Emerging Markets Funds - 4.1%
Fidelity Emerging Markets Fund (b)	64,518	$ 1,338,739
iShares MSCI Emerging Markets Index ETF	199,200	7,434,144
Market Vectors Africa Index ETF	13,600	374,272
Market Vectors Gulf States ETF	13,800	256,680
PowerShares MENA Frontier Countries Portfolio ETF	23,800	282,030
SPDR S&P Emerging Middle East & Africa ETF	10,400	602,888
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,288,753
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	445,995
Foreign Large Blend Funds - 3.1%
Fidelity Canada Fund (b)	17,486	819,063
iShares MSCI EAFE Index ETF	149,500	6,953,245
TOTAL FOREIGN LARGE BLEND FUNDS		7,772,308
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	77,768	629,921
Large Blend Funds - 12.9%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	745,123	4,463,290
Fidelity Disciplined Equity Fund (b)	363,899	7,041,449
Fidelity Mega Cap Stock Fund (b)	931,686	7,555,975
ProShares Ultra S&P 500 ETF	146,500	4,723,160
S&P Depositary Receipts Trust unit Series 1 ETF	81,400	8,402,108
TOTAL LARGE BLEND FUNDS		32,185,982
Large Growth Funds - 15.2%
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class (a)(b)	2,462,567	37,800,405
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	16,906	771,428
iShares MSCI Brazil Index ETF	16,700	1,034,732
TOTAL LATIN AMERICA STOCK FUNDS		1,806,160
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	38,657	840,798
Pacific Asia ex-Japan Stock Funds - 1.5%
Fidelity China Region Fund (b)	32,430	838,630
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iPath MSCI India Index ETN (a)	6,710	$ 429,440
iShares MSCI Australia Index ETF	40,650	771,537
SPDR S&P China ETF	23,500	1,568,860
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,608,467
Sector Funds - Energy - 2.1%
Fidelity Select Energy Service Portfolio (b)	18,857	926,452
Fidelity Select Natural Gas Portfolio (b)	38,230	980,208
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	703,760
PowerShares Global Clean Energy ETF	75,100	895,943
PowerShares WilderHill Clean Energy ETF (a)	87,300	721,098
SPDR Oil & Gas Equipment & Services ETF	41,700	1,042,500
TOTAL SECTOR FUNDS - ENERGY		5,269,961
Sector Funds - Financial - 0.9%
SPDR Financial Select Sector ETF	156,600	2,162,646
Sector Funds - Health - 0.6%
Fidelity Select Biotechnology Portfolio (a)(b)	8,430	510,463
SPDR S&P Biotech ETF	16,621	860,469
TOTAL SECTOR FUNDS - HEALTH		1,370,932
Sector Funds - Industrials - 0.7%
Market Vectors Environmental Services ETF	8,200	342,161
PowerShares Water Resources Portfolio ETF	86,900	1,308,714
TOTAL SECTOR FUNDS - INDUSTRIALS		1,650,875
Sector Funds - Natural Resources - 3.7%
Alerian MLP Index ETN	208,600	6,447,826
Market Vectors Agribusiness ETF	18,500	670,255
Market Vectors Global Alternative Energy ETF	45,900	840,429
PowerShares Global Water ETF	83,500	1,338,505
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,297,015
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF	46,600	2,377,066
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - continued
Fidelity International Real Estate Fund (b)	50,991	$ 391,608
Fidelity Real Estate Investment Portfolio (b)	27,038	574,829
TOTAL SECTOR FUNDS - REAL ESTATE		3,343,503
Sector Funds - Technology - 2.7%
iShares Dow Jones U.S. Technology Sector Index ETF	131,100	6,764,760
Sector Funds - Utilities - 0.4%
iShares S&P Global Utilities Sector Index ETF	8,300	330,423
SPDR FTSE Macquarie Global Infrastructure 100 ETF	15,000	541,200
TOTAL SECTOR FUNDS - UTILITIES		871,623
TOTAL EQUITY FUNDS (Cost $135,870,195)		126,110,104
Fixed-Income Funds - 30.0%

Bank Loan Funds - 1.8%
Fidelity Floating Rate High Income Fund (b)	479,183	4,499,531
Conservative Allocation Funds - 3.7%
Fidelity Strategic Real Return Fund (b)	1,057,944	9,056,005
Emerging Market Bond Funds - 2.8%
Fidelity New Markets Income Fund (b)	461,982	7,045,223
High Yield Bond Funds - 2.9%
Fidelity High Income Fund (b)	842,615	7,103,248
Inflation-Protected Bond Funds - 2.5%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,219,600
Intermediate-Term Bond Funds - 13.9%
Fidelity Investment Grade Bond Fund (b)	4,721,403	34,607,885
Sector Funds - Real Estate - 1.8%
Fidelity Real Estate Income Fund (b)	465,578	4,502,143
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,457,547
TOTAL FIXED-INCOME FUNDS (Cost $71,868,078)		74,491,182
Other - 18.1%
	Shares	Value
Alternative Strategies - 1.1%
Horizons BetaPro COMEX Gold ETF (a)(b)	60,000	$ 725,941
Horizons BetaPro COMEX Silver ETF (a)(b)	60,000	716,923
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	162,022
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	183,516
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)(b)	60,000	542,201
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)(b)	60,000	365,788
TOTAL ALTERNATIVE STRATEGIES		2,696,391
Commodity Funds - Broad Basket - 2.4%
Fidelity Commodity Strategy Fund (b)	589,331	5,415,950
Fidelity Global Commodity Stock Fund (b)	36,783	451,700
TOTAL COMMODITY FUNDS - BROAD BASKET		5,867,650
Commodity Funds - Energy - 2.6%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	365,952
United States 12 Month Oil Fund LP ETF (a)	9,999	365,963
United States Natural Gas Fund LP ETF (a)	144,600	1,120,650
United States Oil Fund LP ETF (a)	139,200	4,727,232
TOTAL COMMODITY FUNDS - ENERGY		6,579,797
Commodity Funds - Precious Metals - 7.6%
ProShares Ultra Gold ETF (a)	106,100	5,923,563
Sprott Physical Gold Trust ETF	1,100,000	12,914,000
TOTAL COMMODITY FUNDS - PRECIOUS METALS		18,837,563
Currency Funds - 3.4%
CurrencyShares Australian Dollar Trust ETF	7,418	626,524
CurrencyShares Canadian Dollar Trust ETF (a)	6,598	616,517
CurrencyShares Euro Trust ETF	16,000	1,949,920
PowerShares DB US Dollar Index Bearish ETF (a)	95,000	2,359,800
WisdomTree Dreyfus Brazilian Real ETF	41,300	1,094,450
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	623,250
WisdomTree Dreyfus Emerging Currency ETF	29,600	629,296
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	561,120
TOTAL CURRENCY FUNDS		8,460,877
Other - continued
	Shares	Value
Precious Metals Equity Funds - 1.0%
Fidelity Select Gold Portfolio (b)	32,298	$ 1,524,138
Market Vectors Gold Miners ETF	19,924	1,035,251
TOTAL PRECIOUS METALS EQUITY FUNDS		2,559,389
TOTAL OTHER (Cost $46,088,249)		45,001,667
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $3,238,000)	$ 3,238,002	3,238,000
Short-Term Funds - 0.0%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (Cost $1,450) (b)	1,450	1,450
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $257,065,972)		248,842,403
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(271,138)
NET ASSETS - 100%		$ 248,571,265
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Notes
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,238,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 464,157
Bank of America, NA	686,731
Barclays Capital, Inc.	959,966
Credit Agricole Securities (USA) Inc.	686,731
Mizuho Securities USA, Inc.	228,910
RBC Capital Markets Corp.	211,505
$ 3,238,000
Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 991,868	$ 253,468	$ -	$ 4,463,290
Fidelity Advisor Dynamic Capital Appreciation Fund Institutional Class	-	40,466,222	28,321	-	37,800,405
Fidelity Canada Fund	736,531	158,141	41,837	-	819,063
Fidelity China Region Fund	799,248	143,764	38,034	-	838,630
Fidelity Commodity Strategy Fund	5,156,250	828,782	-	-	5,415,950
Fidelity Disciplined Equity Fund	6,629,841	1,437,649	380,342	-	7,041,449
Fidelity Emerging Markets Fund	1,287,831	239,608	63,390	-	1,338,739
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Floating Rate High Income Fund	$ 3,158,857	$ 1,597,836	$ 235,831	$ 66,612	$ 4,499,531
Fidelity Global Commodity Stock Fund	456,015	119,804	31,695	-	451,700
Fidelity High Income Fund	5,714,467	1,789,957	353,747	241,272	7,103,248
Fidelity Inflation Protected Bond Fund	11,671,673	37,995	11,815,783	42,434	-
Fidelity International Real Estate Fund	331,788	120,243	6,302	-	391,608
Fidelity International Small Cap Opportunities Fund	582,440	119,804	31,695	-	629,921
Fidelity Investment Grade Bond Fund	27,892,950	7,069,669	1,647,545	540,681	34,607,885
Fidelity Latin America Fund	771,834	143,765	38,034	-	771,428
Fidelity Leveraged Company Stock Fund	771,641	167,726	44,373	-	840,798
Fidelity Mega Cap Stock Fund	7,190,617	1,437,649	380,342	-	7,555,975
Fidelity New Markets Income Fund	4,477,818	2,500,945	-	176,251	7,045,223
Fidelity Real Estate Income Fund	1,412,597	2,983,368	-	78,985	4,502,143
Fidelity Real Estate Investment Portfolio	445,982	124,409	18,993	4,391	574,829
Fidelity Select Biotechnology Portfolio	471,435	119,804	31,696	-	510,463
Fidelity Select Consumer Discretionary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 4,076,982	$ 378,208	$ 4,357,630	$ 5,873	$ -
Fidelity Select Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Select Energy Service Portfolio	933,116	239,608	63,390	-	926,452
Fidelity Select Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Select Gold Portfolio	1,196,451	252,079	63,390	-	1,524,138
Fidelity Select Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity Select Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Fidelity Select Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Select Natural Gas Portfolio	1,036,797	241,668	63,391	-	980,208
Fidelity Select Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Select Telecommunications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Fidelity Select Utilities Portfolio	1,550,588	113,604	1,600,137	6,927	-
Fidelity Strategic Real Return Fund	6,884,793	2,402,612	252,949	-	9,056,005
Total	$ 130,348,697	$ 69,008,189	$ 55,107,704	$ 1,177,794	$ 139,689,081
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ -	$ -	$ 725,941
Horizons BetaPro COMEX Silver ETF	677,295	-	-	-	716,923
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	-	-	542,201
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	-	-	365,788
Total	$ 2,437,348	$ -	$ -	$ -	$ 2,350,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,578,264 of which $908,178 and $4,670,086 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,238,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $107,164,241)	$ 103,563,019
Affiliated Underlying Funds (cost $146,663,731)	142,041,384
Unaffiliated Issuers (cost $3,238,000)	3,238,000
Total Investments (cost $257,065,972)		$ 248,842,403
Cash		695
Receivable for investments sold		30,207
Receivable for fund shares sold		373,259
Dividends receivable		56,522
Dividend receivable from affiliated Underlying Funds		178,069
Other receivables		2,393
Total assets		249,483,548

Liabilities
Payable for investments purchased	$ 202,073
Payable for fund shares redeemed	580,840
Accrued management fee	84,759
Distribution fees payable	44,611
Total liabilities		912,283

Net Assets		$ 248,571,265
Net Assets consist of:
Paid in capital		$ 261,714,966
Undistributed net investment income		987,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,907,951)
Net unrealized appreciation (depreciation) on investments		(8,223,569)
Net Assets		$ 248,571,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,483,760 ÷ 4,819,235 shares)	$ 8.19

Maximum offering price per share (100/94.25 of $8.19)	$ 8.69
Class T: Net Asset Value and redemption price per share ($21,177,236 ÷ 2,592,099 shares)	$ 8.17

Maximum offering price per share (100/96.50 of $8.17)	$ 8.47
Class B: Net Asset Value and offering price per share ($4,855,965 ÷ 595,987 shares)A	$ 8.15

Class C: Net Asset Value and offering price per share ($27,528,406 ÷ 3,397,842 shares)A	$ 8.10

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($146,445,473 ÷ 17,815,713 shares)	$ 8.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,080,425 ÷ 1,104,553 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 687,500
Affiliated		1,177,794
Interest		3,040
Total income		1,868,334

Expenses
Management fee	$ 621,857
Distribution fees	249,431
Independent trustees' compensation	411
Miscellaneous	409
Total expenses before reductions	872,108
Expense reductions	(130,689)	741,419
Net investment income (loss)		1,126,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund Shares:
Unaffiliated	1,757,139
Affiliated	153,797
Foreign currency transactions	50,039
Realized gain distributions from affiliated underlying funds	15,564
Total net realized gain (loss)		1,976,539
Change in net unrealized appreciation (depreciation) on investment securities		(11,183,989)
Net gain (loss)		(9,207,450)
Net increase (decrease) in net assets resulting from operations		$ (8,080,535)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,126,915	$ 2,249,723
Net realized gain (loss)	1,976,539	(3,497,134)
Change in net unrealized appreciation (depreciation)	(11,183,989)	37,513,926
Net increase (decrease) in net assets resulting from operations	(8,080,535)	36,266,515
Distributions to shareholders from net investment income	(139,341)	(2,224,864)
Distributions to shareholders from net realized gain	(418,023)	(1,256,716)
Total distributions	(557,364)	(3,481,580)
Share transactions - net increase (decrease)	35,614,400	95,186,754
Total increase (decrease) in net assets	26,976,501	127,971,689

Net Assets
Beginning of period	221,594,764	93,623,075
End of period (including undistributed net investment income of $987,819 and undistributed net investment income of $245, respectively)	$ 248,571,265	$ 221,594,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.15	.06
Net realized and unrealized gain (loss)	(.28)	1.80	(2.88)	(.34)
Total from investment operations	(.24)	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 8.19	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	(2.84)%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.65% A
Net investment income (loss)	.86% A	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,484	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.138 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12	.06
Net realized and unrealized gain (loss)	(.27)	1.78	(2.86)	(.35)
Total from investment operations	(.24)	1.87	(2.74)	(.29)
Distributions from net investment income	(.01)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) K	(.12) J	(.17)	(.12)
Net asset value, end of period	$ 8.17	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	(2.85)%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90% A
Expenses net of all reductions	.89% A	.90%	.90%	.90% A
Net investment income (loss)	.61% A	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,177	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.120 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.06	.09	.05
Net realized and unrealized gain (loss)	(.26)	1.78	(2.87)	(.35)
Total from investment operations	(.26)	1.84	(2.78)	(.30)
Distributions from net investment income	(.01)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) L	(.10) K	(.12)	(.11)
Net asset value, end of period	$ 8.15	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	(3.09)%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40% A
Net investment income (loss)	.11% A	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,856	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.095 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

L Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.06	.08	.05
Net realized and unrealized gain (loss)	(.26)	1.76	(2.86)	(.35)
Total from investment operations	(.26)	1.82	(2.78)	(.30)
Distributions from net investment income	(.01)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) L	(.10) K	(.15)	(.11)
Net asset value, end of period	$ 8.10	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	(3.10)%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39% A	1.40%	1.40%	1.40% A
Net investment income (loss)	.11% A	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,528	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate F	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.103 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

L Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.17	.06
Net realized and unrealized gain (loss)	(.27)	1.79	(2.88)	(.34)
Total from investment operations	(.22)	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) J	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 8.22	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(2.60)%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.39% A	.40%	.40%	.40% A
Net investment income (loss)	1.11% A	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,445	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate E	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.149 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.17	.07
Net realized and unrealized gain (loss)	(.27)	1.79	(2.88)	(.35)
Total from investment operations	(.22)	1.92	(2.71)	(.28)
Distributions from net investment income	(.01)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.02)	(.05)	(.06)	(.08)
Total distributions	(.02) J	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 8.22	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(2.60)%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.40% A
Net investment income (loss)	1.11% A	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,080	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate E	81% A	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.149 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,398,397
Gross unrealized depreciation	(20,615,712)
Net unrealized appreciation (depreciation)	$ (9,217,315)

Tax cost	$ 258,059,718

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $132,933,689 and $97,128,727, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2011.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 48,282	$ 1,899
Class T	.25%	.25%	52,036	394
Class B	.75%	.25%	22,339	16,785
Class C	.75%	.25%	126,774	67,511
			$ 249,431	$ 86,589

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,958
Class T	6,815
Class B*	3,536
Class C*	4,880
$ 36,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $842 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $409 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2011. During the period, this management fee waiver reduced the Fund's management fee by $125,347.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,328 for the period. In addition, through arrangement with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custodian fee by $14.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 20,861	$ 318,849
Class T	11,721	151,774
Class B	2,302	16,030
Class C	13,690	123,507
Dynamic Strategies	86,471	1,532,132
Institutional Class	4,296	82,572
Total	$ 139,341	$ 2,224,864

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Class A	$ 62,582	$ 171,948
Class T	35,164	110,455
Class B	6,905	18,694
Class C	41,071	116,712
Dynamic Strategies	259,414	796,652
Institutional Class	12,887	42,255
Total	$ 418,023	$ 1,256,716

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	1,945,379	3,223,050	$ 16,680,381	$ 24,881,155
Reinvestment of distributions	8,349	46,864	68,459	395,011
Shares redeemed	(988,975)	(430,502)	(8,206,740)	(3,085,024)
Net increase (decrease)	964,753	2,839,412	$ 8,542,100	$ 22,191,142
Class T
Shares sold	487,873	2,102,892	$ 4,151,330	$ 14,845,291
Reinvestment of distributions	4,996	27,168	40,916	226,926
Shares redeemed	(146,866)	(586,056)	(1,244,784)	(4,289,738)
Net increase (decrease)	346,003	1,544,004	$ 2,947,462	$ 10,782,479
Class B
Shares sold	253,654	344,852	$ 2,162,988	$ 2,619,955
Reinvestment of distributions	1,102	4,099	9,010	34,082
Shares redeemed	(45,452)	(180,878)	(383,614)	(1,342,614)
Net increase (decrease)	209,304	168,073	$ 1,788,384	$ 1,311,423
Class C
Shares sold	1,086,042	1,966,054	$ 9,212,608	$ 14,977,601
Reinvestment of distributions	6,535	27,897	53,129	232,261
Shares redeemed	(207,146)	(437,347)	(1,758,318)	(3,062,241)
Net increase (decrease)	885,431	1,556,604	$ 7,507,419	$ 12,147,621

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Dynamic Strategies
Shares sold	5,081,457	11,410,299	$ 43,610,721	$ 86,754,373
Reinvestment of distributions	39,355	257,830	323,496	2,164,709
Shares redeemed	(3,648,241)	(5,888,745)	(31,047,054)	(43,230,307)
Net increase (decrease)	1,472,571	5,779,384	$ 12,887,163	$ 45,688,775
Institutional Class
Shares sold	407,179	625,394	$ 3,517,237	$ 4,979,050
Reinvestment of distributions	1,566	11,500	12,872	96,666
Shares redeemed	(184,790)	(301,514)	(1,588,237)	(2,010,402)
Net increase (decrease)	223,955	335,380	$ 1,941,872	$ 3,065,314

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 18% of the total outstanding shares of Fidelity Advisor 130/30 Large Cap Fund.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYSI-USAN-0810
1.852684.102

Fidelity®
Series Inflation-Protected
Bond Index
Fund

Fidelity Series Inflation-Protected
Bond Index

Class F

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Series Inflation-Protected Bond Index	.20%
Actual		$ 1,000.00	$ 1,030.70	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Class F	.10%
Actual		$ 1,000.00	$ 1,031.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	7.1	4.0
1 - 1.99%	40.8	35.2
2 - 2.99%	42.4	47.1
3 - 3.99%	9.4	13.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2010
6 months ago
Years	5.1	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	3.9	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	U.S. Government and U.S. Government Agency Obligations 99.2%		U.S. Government and U.S. Government Agency Obligations 99.2%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.8%
* Inflation Protected	99.2%	** Inflation Protected	99.2%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	$ 98,345,752	$ 99,720,073
0.625% 4/15/13	128,275,612	131,028,923
1.25% 4/15/14	137,215,625	143,398,205
1.375% 7/15/18	125,751,605	130,477,215
1.375% 1/15/20	161,274,238	165,393,307
1.625% 1/15/15	191,434,084	202,337,690
1.625% 1/15/18	129,519,748	136,652,603
1.875% 7/15/13	207,980,996	220,178,279
1.875% 7/15/15	167,262,972	179,454,097
1.875% 7/15/19	135,995,246	145,970,494
2% 4/15/12	133,573,996	138,529,422
2% 1/15/14	212,542,150	226,739,245
2% 7/15/14	194,805,486	209,127,107
2% 1/15/16	162,685,022	175,635,875
2.125% 1/15/19	126,177,545	137,838,650
2.375% 1/15/17	143,870,040	158,847,758
2.5% 7/15/16	162,513,356	180,932,848
2.625% 7/15/17	128,522,938	144,978,859
3% 7/15/12	222,319,061	236,855,776
3.375% 1/15/12	64,534,051	68,068,004
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,193,006,063)		3,232,164,430
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) # (Cost $8,919,000)	8,919,016	8,919,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,201,925,063)		3,241,083,430
NET OTHER ASSETS (LIABILITIES) - 0.5%		16,355,135
NET ASSETS - 100%		$ 3,257,438,565
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,919,000 due 7/01/10 at 0.06%
BNP Paribas Securities Corp.	$ 649,464
Banc of America Securities LLC	432,913
Bank of America, NA	2,078,284
Credit Agricole Securities (USA) Inc.	865,952
Goldman, Sachs & Co.	649,464
J.P. Morgan Securities, Inc.	432,976
Mizuho Securities USA, Inc.	2,164,877
Morgan Stanley & Co., Inc.	995,606
Societe Generale, New York Branch	649,464
$ 8,919,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.2%
Short-Term Investments and Net Other Assets	0.8%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,919,000) - See accompanying schedule: Unaffiliated issuers (cost $3,201,925,063)		$ 3,241,083,430
Cash		317
Receivable for fund shares sold		201,260
Interest receivable		25,268,620
Total assets		3,266,553,627

Liabilities
Payable for investments purchased	$ 8,309,789
Payable for fund shares redeemed	328,439
Distributions payable	9
Accrued management fee	251,262
Other affiliated payables	225,563
Total liabilities		9,115,062

Net Assets		$ 3,257,438,565
Net Assets consist of:
Paid in capital		$ 3,197,886,461
Undistributed net investment income		19,552,033
Accumulated undistributed net realized gain (loss) on investments		841,704
Net unrealized appreciation (depreciation) on investments		39,158,367
Net Assets		$ 3,257,438,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Series Inflation-Protected Bond Index: Net Asset Value, offering price and redemption price per share ($2,911,602,609 ÷ 277,883,903 shares)	$ 10.48

Class F: Net Asset Value, offering price and redemption price per share ($345,835,956 ÷ 33,008,927 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 6,351,283
Inflation Principal Income		19,594,135
		25,945,418

Expenses
Management fee	$ 1,009,016
Transfer agent fees	933,682
Independent trustees' compensation	2,781
Miscellaneous	286
Total expenses		1,945,765
Net investment income		23,999,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		841,704
Change in net unrealized appreciation (depreciation) on investment securities		36,059,211
Net gain (loss)		36,900,915
Net increase (decrease) in net assets resulting from operations		$ 60,900,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	For the period September 29, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,999,653	$ 2,773,465
Net realized gain (loss)	841,704	269,248
Change in net unrealized appreciation (depreciation)	36,059,211	3,099,156
Net increase (decrease) in net assets resulting from operations	60,900,568	6,141,869
Distributions to shareholders from net investment income	(4,405,376)	(980,715)
Distributions to shareholders from net realized gain	-	(2,104,242)
Total distributions	(4,405,376)	(3,084,957)
Share transactions - net increase (decrease)	2,253,501,549	944,384,912
Total increase (decrease) in net assets	2,309,996,741	947,441,824

Net Assets
Beginning of period	947,441,824	-
End of period (including undistributed net investment income of $19,552,033 and distributions in excess of net investment income of $42,244, respectively)	$ 3,257,438,565	$ 947,441,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Inflation-Protected Bond Index

	Six months ended June 30, 2010	Period ended December 31,
	(Unaudited)	2009 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income C	.121	.049
Net realized and unrealized gain (loss)	.192	.184
Total from investment operations	.313	.233
Distributions from net investment income	(.023)	(.018)
Distributions from net realized gain	-	(.025)
Total distributions	(.023)	(.043)
Net asset value, end of period	$ 10.48	$ 10.19
Total Return B	3.07%	2.33%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income	2.38% A	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,911,603	$ 908,383
Portfolio turnover rate	16% A	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period September 29, 2009 (commencement of operations) to December 31, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2010	Period ended December 31,
	(Unaudited)	2009 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income C	.126	.048
Net realized and unrealized gain (loss)	.192	.188
Total from investment operations	.318	.236
Distributions from net investment income	(.028)	(.021)
Distributions from net realized gain	-	(.025)
Total distributions	(.028)	(.046)
Net asset value, end of period	$ 10.48	$ 10.19
Total Return B	3.12%	2.36%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income	2.48% A	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,836	$ 39,059
Portfolio turnover rate	16% A	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period September 29, 2009 (commencement of operations) to December 31, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,173,929
Gross unrealized depreciation	(2,015,376)
Net unrealized appreciation (depreciation)	$ 39,158,553

Tax cost	$ 3,201,924,877

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee based on Series Inflation-Protected Bond Index's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Inflation-Protected Bond Index	$ 933,682.10

* Annualized

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $286 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Period ended December 31, 2009A
From net investment income
Series Inflation-Protected Bond Index	$ 3,982,359	$ 962,351
Class F	423,017	18,364
Total	$ 4,405,376	$ 980,715
From net realized gain
Series Inflation-Protected Bond Index	$ -	$ 2,030,649
Class F	-	73,593
Total	$ -	$ 2,104,242

A For the period September 29, 2009 (commencement of operations) to December 31, 2009.

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Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Period ended December 31, 2009A	Six months ended June 30, 2010	Period ended December 31, 2009A
Series Inflation-Protected Bond Index
Shares sold	196,345,638	91,246,007	$ 2,030,240,060	$ 926,619,412
Reinvestment of distributions	384,254	291,669	3,982,359	2,993,000
Shares redeemed	(7,993,725)	(2,389,940)	(82,666,106)	(24,441,024)
Net increase (decrease)	188,736,167	89,147,736	$ 1,951,556,313	$ 905,171,388
Class F
Shares sold	29,483,849	3,844,630	$ 305,137,914	$ 39,328,218
Reinvestment of distributions	40,753	8,962	423,008	91,957
Shares redeemed	(349,179)	(20,088)	(3,615,686)	(206,651)
Net increase (decrease)	29,175,423	3,833,504	$ 301,945,236	$ 39,213,524

A For the period September 29, 2009 (commencement of operations) to December 31, 2009.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIB-S-SANN-0810
1.899332.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2010